Condensed Shinhan Financial Group (Parent Company only) Financial Statements (Tables)	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
STATEMENTS OF FINANCIAL POSITION
STATEMENTS OF FINANCIAL POSITION

	2022		2023
Assets
Deposits
Banking subsidiaries	~~W~~	2,187	22
Other		—	—
Receivables from subsidiaries:
Non-banking subsidiaries		4,009,467	4,051,004
Investment (at equity) in subsidiaries:
Banking subsidiaries		13,797,222	13,797,222
Non-banking subsidiaries		16,933,142	16,925,865
Financial assets at FVTPL		1,778,475	1,985,760
Property, equipment and intangible assets, net		11,411	15,331
Other assets
Banking subsidiaries		483,688	187,118
Non-banking subsidiaries		384,443	219,118
Other		56,279	108,114

Total assets	~~W~~	37,456,314	37,289,554

Liabilities and equity
Borrowings	~~W~~	20,000	223,722
Debt securities issued		9,815,457	10,389,276
Accrued expenses & other liabilities		944,308	577,415

Total liabilities	~~W~~	10,779,765	11,190,413

Equity		26,676,549	26,099,141

Total liabilities and equity	~~W~~	37,456,314	37,289,554

CONDENSED STATEMENTS OF INCOME

CONDENSED STATEMENTS OF INCOME

	2021		2022	2023
Income
Dividends from banking subsidiaries	~~W~~	772,420	902,420	1,159,525
Dividends from non-banking subsidiaries		807,803	568,474	626,443
Interest income from banking subsidiaries		173	236	512
Interest income from non-banking subsidiaries		75,013	87,215	92,991
Other income		235,746	251,999	284,072

Total income		1,891,155	1,810,344	2,163,543

Expenses
Interest expense		(210,535)	(222,413)	(286,642)
Other expense		(259,188)	(367,015)	(177,484)

Total expenses		(469,723)	(589,428)	(464,126)

Profit before income tax expense		1,421,432	1,220,916	1,699,417

Income tax expense (benefit)		7,476	(28,335)	28,406

Profit for the year	~~W~~	1,413,956	1,249,251	1,671,011

CONDENSED STATEMENTS OF CASH FLOWS
CONDENSED STATEMENTS OF CASH FLOWS

	2021		2022	2023
Cash flows from operating activities
Profit for the period	~~W~~	1,413,956	1,249,251	1,671,011
Non-cash items included in profit for the period		(1,448,898)	(1,274,183)	(1,653,331)
Changes in operating assets and liabilities		605,089	163,179	187,618
Net interest paid		(134,269)	(127,247)	(172,937)
Dividend received from subsidiaries		1,578,920	1,470,400	1,783,758
Income tax paid		(1,102)	(3,487)	(640)

Net cash provided by operating activities		2,013,696	1,477,913	1,815,479

Cash flows from investing activities
Net loan origination to non-banking subsidiaries		(649,384)	68,000	(11,277)
Acquisition of subsidiary		(379,857)	(374,126)	11
Disposal of investments in subsidiaries		—	20,354	—
Other, net		(452,672)	(403,743)	(303,582)

Net cash used in investing activities		(1,481,913)	(689,515)	(314,848)

Cash flows from financing activities
Issuance of hybrid bonds		1,154,597	997,120	897,646
Repayments of hybrid bonds		—	(135,000)	(1,195,550)
Net changes in borrowings		—	20,000	201,713
Issuance of debt securities issued		1,428,704	2,206,672	2,253,173
Repayments of debt securities issued		(1,890,000)	(2,036,000)	(1,709,626)
Convertible preferred stock conversion cost		—	—	(75)
Dividend paid		(1,218,761)	(1,540,871)	(1,461,371)
Acquisition of treasury stock		(79)	(300,600)	(486,919)
Disposition of and incineration cost of treasury stock		—	(60)	(81)
Payment of stock issuance costs		(605)	—	—
Redemption of lease liabilities		(1,701)	(1,431)	(1,708)

Net cash used in financing activities		(527,845)	(790,170)	(1,502,798)

Effect of exchange rate changes on cash and cash equivalents held		23	(3)	—

Net increase (decrease) in cash and cash equivalents		3,961	(1,775)	(2,167)

Cash and cash equivalents at beginning of year		—	3,961	2,186

Cash and cash equivalents at end of year	~~W~~	3,961	2,186	19